Schedule of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Employee entitlements		$ 43	$ 11
Fiscal	2,392	1,620	2,038
Litigation	1,348	811	181
Warranty
Total current provisions	3,740	2,474	2,230
Employee entitlements	18	17	13
Litigation			44
Total non-current provisions	18	17	57
Total provisions	$ 3,758	$ 2,491	$ 2,287